Other (Expense) Income (Tables)	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
Summary of Other Income

	Year Ended December 31,
	2019 $	2018 $	2017 $
Foreign exchange gain	486	3,133	79
Other income	209	49	250
Total	695	3,182	329